Exhibit 99.3 Schedule 2

Exception Level
Run Date - 4/xx/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
N4FIQIDFCCR	xx			Credit	Doc Issue	Resolved	Resolved	xx	Missing credit report	* Missing credit report (Lvl R)	The loan file is missing the credit report for the borrowers. The LP p.xxxx shows the credit report ID is #xxxxxxx.			2/xx/2024: Cleared. Credit report is received.	2/xx/2024: Cleared. Credit report is received.
DSBUX1IV1HL	xx			Credit	Underwriting	Resolved	Resolved	xx	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The loan file is missing the xx-day VOE for Bx from xx.			2/xx/2024: Cleared. Equifax Wk# received from 1/xx/2024 confirming still employed with xx	2/xx/2024: Cleared. Equifax Wk# received from 1/xx/2024 confirming still employed with xx.
DSBUX1IV1HL	xx			Credit	Doc Issue	Resolved	Resolved	xx	Missing credit report	* Missing credit report (Lvl R)	The loan file is missing the credit report. The LP p.xxxx shows the credit report reference # is xxxxxxxx.			2/xx/2024: Cleared. Credit Bureau received.	2/xx/2024: Cleared. Credit Bureau received.
MD01UF24VOZ	xx			Credit	Doc Issue	Resolved	Resolved	xx	Missing credit report	* Missing credit report (Lvl R)	The credit report for both borrowers is missing from the loan file.			2/xx/2024: Cleared. Received credit bureau.	2/xx/2024: Cleared. Received credit bureau.
KKZT4WJ0SCD	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score is x p.xxx. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within xx%.
KKZT4WJ0SCD	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)
KKZT4WJ0SCD	xx			Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl 3)
T4CFW4G0KWE	xx			Credit	Credit	Resolved	Resolved	xx	Purchase Contract	* Purchase Contract (Lvl R)	The file is missing the full Purchase Contract. The file contains the CounterOfffer (P xxx), but does not contain the full contract.			2/xx/2024: Cleared. Received full sales contract.	2/xx/2024: Cleared. Received full sales contract.
T4CFW4G0KWE	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Loan has escrow holdback. No proof it was released	* Loan has escrow holdback. No proof it was released (Lvl R)	Per the CD (P xxx), $x,xxx.xx was in Escrow holdback. The file contained the terms of the holdback (P xxx), but did not contain proof of completion of repairs.			2/xx/2024: Cleared. The completion report showing repairs done in a workmanlike manner was received.	2/xx/2024: Cleared. The completion report showing repairs done in a workmanlike manner was received.
T4CFW4G0KWE	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score was x.x (P xx). Appraised value $xxx,xxx (P xx) and purchase price $xxx,xxx. The file did not contain a secondary valuation supporting value.
QDLW4PBVVOQ	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl R)	The appraisal (P xx), dated x/xx/xxxx, with value of $xxx,xxx, was stale dated at time of close, x/xx/xxxx. The file does contain an appraisal update/completion report (P xxxx), but it only confirms the remaining work was performed, since the original appraisal was "subject to completion". An updated recertification of value was not found in the file.			2/xx/2024: Cleared. The recert. and validation of current value was received. It is dated 10/xx/2023.	2/xx/2024: Cleared. The recert. and validation of current value was received. It is dated 10/xx/2023.
20MKER54YIA	xx			Compliance	Compliance	Resolved	Resolved	xx	QM Points and Fees	* QM Points and Fees (Lvl R)	This loan has points and fees that exceed the points and fees threshold. (xx CFR xxxx.xx(e)(x)) The loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $xx,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx. The following fees were included in the calculation: Application Fee ($xxx.xx), Points ($x,xxx.xx) and Tax Service Fee ($xx.xx). If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.			2/xx/2024 Resolved.	2/xx/2024 Resolved.
20MKER54YIA	xx			Compliance	Compliance	Active	2: Acceptable with Warnings	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl 2)	The loan failed the charges that in total cannot increase more than xx% test (xx CFR §xxxx.xx(e)(x)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (x/xx/xxxx). The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			2/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).	2/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).
F3BPEYHQNAY	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third party valuation within xx% tolerance is missing from the loan file.
HBC3ENVG0TV	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	The post close AVM does not support the value within xx%. The value used at origination is $xxx,xxx and the AVM value is $xxx,xxx which is a variance of xx.xxx%.
HBC3ENVG0TV	xx	Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)	The post closing AVM has a value of $xxx,xxx and a confident score of xx. FITCH requirement is xx.
A post-close drive-by CMA was provided as of x/xx/xxxx with a value of $xxx,xxx; however, the CMA product is not an approved third party securitization value.
HBC3ENVG0TV	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score is x.x p.xxx. The post closing AVM has a value of $xxx,xxx which is a variance of xx.xxx% and is not within xx% of supporting the value.
HBC3ENVG0TV	xx			Compliance	Compliance	Resolved	Resolved	xx	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.			3/xx/2024 Resolved. The information provided is sufficient to cure the violation.	3/xx/2024 Resolved. The information provided is sufficient to cure the violation.
HBC3ENVG0TV	xx			Compliance	Disclosures	Active	2: Acceptable with Warnings	xx	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within x business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within x-business days of application.
3DL3UZCFSMJ	xx			Credit	Eligibility	Resolved	Resolved	xx	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The audit DTI exceeded the x% tolerance. The WVOE p.xxx for the current employer listed on the xxxx p.x, x says Bx start date is xx/xx/xx and the contract will end x/xx/xx; therefore, this income was not used at audit. The final xxxx lists xx as the prior employer. The WVOE for xx p.xxx current as of xx/xx/xx and the xx-day VOE for xx p.xxx each indicate Bx is still employed as of xx/xx/xx. A xx-month average of the YTD and xxxx income from xx was used at audit. The decrease in monthly income for Bx from $x,xxx.xx to $x,xxx.xx increased the DTI from xx.xx% to xx.xxx% and requires a new DU to be run.			3/xx/2024: Cleared. The borrower has had a history over the previous 3 years working for multiple agencies. Her average income is greater than that used at qualification for the previous 36 months. Using income of $7,077.33 that DTI is within the loan approval at 44.7%.	3/xx/2024: Cleared. The borrower has had a history over the previous 3 years working for multiple agencies. Her average income is greater than that used at qualification for the previous 36 months. Using income of $7,077.33 that DTI is within the loan approval at 44.7%.
ZUZL2FXYPSW	xx			Credit	Credit	Resolved	Resolved	xx	Guidelines	* Missing Documentation (Lvl R)	The loan file is missing the xxx-day self-employment VOE for xx p.xxx. The file contains a xrd party business verification p.xxx; however, it does not reflect the date the verification was pulled.			2/xx/2024: Cleared. The borrower has held a realtor license since 017 and there are 2 years W2's confirming his work with a realty office. There is a post close VOE that will be acceptable as long as it was done prior to submission to the agency.	2/xx/2024: Cleared. The borrower has held a realtor license since 017 and there are 2 years W2's confirming his work with a realty office. There is a post close VOE that will be acceptable as long as it was done prior to submission to the agency.
PPLQN1S5EK0	xx	Credit	Eligibility	Resolved	Resolved	xx	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI exceeded the tolerance of x%. The origination DTI is xx% (pg xxx). The rental on xx (-xxx.xx) was excluded from the DTI. Audit DTI is xx.xxx%.	2/xx/2022: Remains. Explanation on rental received. The rental property income was determined through tax returns Sch E and results is a loss on the property of $679.42 monthly. The gross rental income determined was $2,373 - payment of $3052.42 = -$679.42.
3/xx/2024: Cleared. The mtg amount charge on property has been corrected and loan now fits DTI.	2/xx/2022: Remains. Explanation on rental received. The rental property income was determined through tax returns Sch E and results is a loss on the property of $679.42 monthly. The gross rental income determined was $2,373 - payment of $3052.42 = -$679.42.
3/xx/2024: Cleared. The mtg amount charge on property has been corrected and loan now fits DTI.
3DPKC1IXXDS	xx	Compliance	Compliance	Resolved	Resolved	xx	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The lock confirmation is missing. Auditor is unable to determine the Date Rate was set. The lock date is necessary for applicable tests	2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation. However, the disclosure provided within 3-business days of the lock date, 11/xx/2023 is missing. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked.
2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.	2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation. However, the disclosure provided within 3-business days of the lock date, 11/xx/2023 is missing. Although the regulation does not require a revised disclosure unless the charges and or terms become inaccurate, without a disclosure, the auditor is unable to determine if lender credits were added or increased. The defect may be cured by providing evidence lender credits did not increase once the rate locked.
2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.
3DPKC1IXXDS	xx			Compliance	Compliance	Resolved	Resolved	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The increase to discount points on the CD issued xx/xx/xxxx was not accepted because a valid reason was not provided. A cost to cure in the amount of $xxx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).			2/xx/2024 Resolved. The reason provided is sufficient to cure the violation.	2/xx/2024 Resolved. The reason provided is sufficient to cure the violation.
S5M0OR5VOE1	xx			Compliance	Compliance	Resolved	Resolved	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than xx% test (xx CFR §xxxx.xx(e)(x)(ii)). The increase to the "Title Courier / Overnight" fee on the CD issued xx/xx/xx was not accepted because a valid reason was not provided. The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			2/xx/2024 Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than 60 days after consummation, a grade 2 finding was added separately.	2/xx/2024 Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than 60 days after consummation, a grade 2 finding was added separately.
ALISH2YBMTY	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score is x.x p.xxx. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within xx%.
QVOKU0YF1FX	xx			Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)
QVOKU0YF1FX	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score is x.x p.xxx. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within xx%.
2A4GR54Z4OE	xx			Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)
2A4GR54Z4OE	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)
2A4GR54Z4OE	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	UCDP score x.x for DU and x.x for LP on appraised value of $xxx,xxx. The file did not contain a secondary valuation.
EOH5SRX1UGO	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The CU score was x.x for appraised value of $xxx,xxx. The file did not contain a secondary valuation supporting the value.
EOH5SRX1UGO	xx			Compliance	Compliance	Resolved	Resolved	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The addition of the Appraisal Rush Fee on disclosure xx/xx/xxxx was not accepted. Although the change appears to be valid, because a date was not provided, auditor is unable to determine if the revised disclosure was provided within x business days of the change. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or by providing the date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			3/xx/2024: Resolved	3/xx/2024: Resolved
ZSIYOUFUNKB	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The UCDP score is x.x p.xxx. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within xx%.
ZSIYOUFUNKB	xx			Compliance	Compliance	Resolved	Resolved	xx	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)	The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least x-business days prior to the consummation date, xx/xx/xxxx. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (xx CFR xxxx.xx(a)(x))			2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.	2/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.
ZSIYOUFUNKB	xx			Compliance	Compliance	Resolved	Resolved	xx	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided timely (x bus days prior to consummation) to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.			2/xx/2024 Resolved. The loan is HPML and it meets requirements.	2/xx/2024 Resolved. The loan is HPML and it meets requirements.
04DGNR50GFP	xx			Compliance	Disclosures	Active	2: Acceptable with Warnings	xx	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Survey fee was disclosed in Section C of the CD issued on x/xx/xxxx. However, the fee should have been disclosed under Section B because a provider for the service was not listed on the SPL.
04DGNR50GFP	xx			Compliance	Compliance	Active	2: Acceptable with Warnings	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl 2)	The loan failed the charges that in total cannot increase more than xx% test (xx CFR §xxxx.xx(e)(x)(ii)). The increase to the title insurance on the CD issued x/xx/xx and the addition of the title electronic document on the CD issued x/xx/xx were not accepted because a valid reason for each change was not provided. The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xxxx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).	3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).
JPEJ1EEJQDG	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	The flood certification is missing.			3/xx/2024: Cleared. Received flood cert. in flood zone - flood ins in file.	3/xx/2024: Cleared. Received flood cert. in flood zone - flood ins in file.
JPEJ1EEJQDG	xx	Compliance	Compliance	Resolved	Resolved	xx	Missing Seller CD	* Missing Seller CD (Lvl R)	The seller CD is missing. The violation can be resolved by providing the missing disclosure.	3/xx/2024 Remains. The ALTA provided is not sufficient to cure the violation. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller’s transaction. (§ 1026.19(f)(4)(i)). If the seller’s disclosure is provided in a separate document, the settlement agent must provide the creditor with a copy of the disclosure provided to the seller. (§ 1026.19(f)(4)(iv))

3/xx/2024 Resolved. The Seller CD provided cures the missing document.	3/xx/2024 Remains. The ALTA provided is not sufficient to cure the violation. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller’s transaction. (§ 1026.19(f)(4)(i)). If the seller’s disclosure is provided in a separate document, the settlement agent must provide the creditor with a copy of the disclosure provided to the seller. (§ 1026.19(f)(4)(iv))

3/xx/2024 Resolved. The Seller CD provided cures the missing document.
JPEJ1EEJQDG	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.			3/xx/2024 Resolved. The MI Cert. provided resolves the missing document.	3/xx/2024 Resolved. The MI Cert. provided resolves the missing document.
JPEJ1EEJQDG	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraised value within xx% tolerance. The CU score is x.x.
JPEJ1EEJQDG	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	The post close AVM value $xxx,xxx.xx does not support the origination value. The variance is xx.xxx%.
JPEJ1EEJQDG	xx			Compliance	Compliance	Resolved	Resolved	xx	QM Points and Fees	* QM Points and Fees (Lvl R)	This loan has points and fees that exceed the points and fees threshold. (xx CFR xxxx.xx(e)(x)) The loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $xx,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx. The following fees were included in the calculation: Application Fee $xxxx, Broker Fee $xxxx, and Loan discount fee $xxxx.xx. The transaction is above allowable threshold by $xxxx.xx. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.			3/xx/2024 Resolved. The screen printout showing the undiscounted rate cured the violation.	3/xx/2024 Resolved. The screen printout showing the undiscounted rate cured the violation.
HLC131LVE50	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.			3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.	3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.
HLC131LVE50	xx			Credit	Credit	Resolved	Resolved	xx	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The ATR for documented third party income source was not met. Documentation for $x,xxx in VA benefits was not in the file.			3/xx/2024: Cleared. Received validation of VA disability.	3/xx/2024: Cleared. Received validation of VA disability.
HLC131LVE50	xx			Credit	Guidelines	Resolved	Resolved	xx	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The Borrower was qualified on $xx,xxx in base employment income, $x,xxx in pension income and $x,xxx in VA benefits. Documentation for $x,xxx in VA benefits was not in the file.			3/xx/2024: Cleared. Received validation of VA disability.	3/xx/2024: Cleared. Received validation of VA disability.
ZW4HM5SIV5K	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	Missing the flood certificate.			3/xx/2024: Cleared. Received Flood Cert Zone X.	3/xx/2024: Cleared. Received Flood Cert Zone X.
ZW4HM5SIV5K	xx			Credit	Guidelines	Resolved	Resolved	xx	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Missing documentation to support REO xx rental income of $x,xxx per month.			3/xx/2024: Cleared. Received Sch E to verify the rental income on property.	3/xx/2024: Cleared. Received Sch E to verify the rental income on property.
ZW4HM5SIV5K	xx			Compliance	Compliance	Active	2: Acceptable with Warnings	xx	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	The PCCD provided to cure the tolerance violation is inaccurate. The creditor included the refund in Section J as well as in the Summaries of Transactions. Per regulation, creditors disclose principal reductions in the Summaries of Transactions table on the standard Closing Disclosure or in the Payoffs and Payments table on the alternative Closing Disclosure. If the creditor is providing the cure for the tolerance violation in the form of a lender credit, the creditor will need to disclose the credit within the Lender Credits disclosure in the closing costs totals section, along with a statement that such amount of Lender Credits includes a credit for an amount that exceeds legal limits. The refund is not disclosed on both sections.
ZW4HM5SIV5K	xx	Compliance	Compliance	Active	2: Acceptable with Warnings	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl 2)	The loan failed the charges that in total cannot increase more than xx% test (xx CFR §xxxx.xx(e)(x)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title Closing Fee (x/xx/xxxx) Title Endorsement (x/xx/xxxx) Title Mobile Notary (x/xx/xxxx) Title Recording Service (x/xx/xxxx). The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xxx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	3/xx/2024 Remains. Nothing has been provided to cure this violation. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title Closing Fee (1/xx/2024) Title Endorsement (1/xx/2024) Title Mobile Notary (2/xx/2024) Title Recording Service (2/xx/2024). The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $462.70 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).
3/xx/2024 Remains. Nothing has been provided to cure this violation. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title Closing Fee (1/xx/2024) Title Endorsement (1/xx/2024) Title Mobile Notary (2/xx/2024) Title Recording Service (2/xx/2024). The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $462.70 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).

ZW4HM5SIV5K	xx	Compliance	Compliance	Active	2: Acceptable with Warnings	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The addition of the xxx Completion on disclosure x/xx/xxxx and the increase to the transfer taxes on disclosure x/xx/xxxx was not accepted. Although the change appears to be valid, because a date was not provided, auditor is unable to determine if the revised disclosure was provided within x business days of the change. A cost to cure in the amount of $x,xxx.xx is required. The defect can be cured by reimbursing the consumer or by providing the date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	3/xx/2024 Remains. The reason provided is sufficient to cure a portion of the violation. However, a reason for the increase to transfer taxes on the LE issued 1/xx/24 has not been provided. A cost to cure in the amount of $2118 is still required. The defect can be cured by reimbursing the consumer or providing a reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).
3/xx/2024 Remains. The reason provided is sufficient to cure a portion of the violation. However, a reason for the increase to transfer taxes on the LE issued 1/xx/24 has not been provided. A cost to cure in the amount of $2118 is still required. The defect can be cured by reimbursing the consumer or providing a reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).

XFQ2DQXQMGH	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.			3/xx/2024 Resolved. The MI Cert. provided resolves the missing document.	3/xx/2024 Resolved. The MI Cert. provided resolves the missing document.
XFQ2DQXQMGH	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	Missing the flood certificate.			3/xx/2024: Cleared. Received Flood Cert Zone X	3/xx/2024: Cleared. Received Flood Cert Zone X
IAPNCTKGUHG	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. The factors for testing were found on the AUS located on page xxxx. Although these were used for testing, the MI Cert from the provider is required.			3/xx/2024 Resolved. The provided MI is sufficient to cure the violation.	3/xx/2024 Resolved. The provided MI is sufficient to cure the violation.
IAPNCTKGUHG	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	The flood certification is missing from the file.			3/xx/2024: Cleared. Received Flood cert not in a flood zone.	3/xx/2024: Cleared. Received Flood cert not in a flood zone.
JJBHVE35IJG	xx			Credit	Underwriting	Resolved	Resolved	xx	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	VVOE is missing from the loan file.			3/xx/2024: Cleared. Received VVOE dated 1/xx/2024.	3/xx/2024: Cleared. Received VVOE dated 1/xx/2024.
JJBHVE35IJG	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	The flood certification is missing from the loan file			3/xx/2024: Cleared. Received Flood cert zone X.	3/xx/2024: Cleared. Received Flood cert zone X.
JJBHVE35IJG	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.			3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.	3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.
JJBHVE35IJG	xx	Compliance	Compliance	Resolved	Resolved	xx	Missing Seller CD	* Missing Seller CD (Lvl R)	The seller CD is missing. The violation can be resolved by providing the missing disclosure.	3/xx/2024 Remains. The ALTA provided is not sufficient to cure the violation. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller’s transaction. (§ 1026.19(f)(4)(i)). If the seller’s disclosure is provided in a separate document, the settlement agent must provide the creditor with a copy of the disclosure provided to the seller. (§ 1026.19(f)(4)(iv))

3/xx/2024 Resolved. The Seller CD provided cures the missing document.
3/xx/2024 Remains. The ALTA provided is not sufficient to cure the violation. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller’s transaction. (§ 1026.19(f)(4)(i)). If the seller’s disclosure is provided in a separate document, the settlement agent must provide the creditor with a copy of the disclosure provided to the seller. (§ 1026.19(f)(4)(iv))

3/xx/2024 Resolved. The Seller CD provided cures the missing document.

JJBHVE35IJG	xx	Compliance	Compliance	Resolved	Resolved	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than xx% test. The increase to the following fee(s) on the CD issued x/xx/xx was not accepted because a valid reason was not provided: Title Document Preparation, Title Electronic Delivery, Title Lenders Title Policy, Title Title Search, and Title Title Service. The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	4/xx/2024 Remains. The documentation (MI, VOE, ALTA) provided was not sufficient to cure the violation. If fees under 10% changed after consummation, providing a corrected PCCD and proof of delivery may cure the violation. The increase to the following fee(s) on the CD issued 1/xx/24 was not accepted because a valid reason was not provided: Title Document Preparation, Title Electronic Delivery, Title Lenders Title Policy, Title Title Search, and Title Title Service. The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $93.64 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
4/xx/2024 Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than 60 days after consummation, a grade 2 finding was added separately.
4/xx/2024 Remains. The documentation (MI, VOE, ALTA) provided was not sufficient to cure the violation. If fees under 10% changed after consummation, providing a corrected PCCD and proof of delivery may cure the violation. The increase to the following fee(s) on the CD issued 1/xx/24 was not accepted because a valid reason was not provided: Title Document Preparation, Title Electronic Delivery, Title Lenders Title Policy, Title Title Search, and Title Title Service. The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $93.64 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
4/xx/2024 Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than 60 days after consummation, a grade 2 finding was added separately.

2KHJ4FUGIRX	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert. The factors for testing were found on the AUS and Final CD located on pages xxx and xxxx. Although these were used for tesing, the final MI Cert is still required.			3/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.	3/xx/2024 Resolved. The documentation provided is sufficient to cure the violation.
2KHJ4FUGIRX	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	Missing the flood certificate.			3/xx/2024: Cleared. Received flood cert Zone X.	3/xx/2024: Cleared. Received flood cert Zone X.
OS4DOTYOD40	xx			Credit	Doc Issue	Resolved	Resolved	xx	MI, FHA or MIC missing and required	* MI, FHA or MIC missing and required (Lvl R)	The MI Cert is missing. The factors for testing were found on the AUS located on page xxxx and Final CD located on page xxxx. Although these were used for testing, the MI Cert from the provider is required.			3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.	3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.
OS4DOTYOD40	xx			Valuation	Doc Issue	Resolved	Resolved	xx	Missing flood cert	* Missing flood cert (Lvl R)	The loan file does not contain the Flood cert.			3/xx/2024: Cleared. Received flood cert - zone X.	3/xx/2024: Cleared. Received flood cert - zone X.
YZPU4ROLOSJ	xx	Credit	Credit	Resolved	Resolved	xx	Credit	* Missing Documentation (Lvl R)	Per the xxxx the borrower has an unimproved property located near subject at xxxx which was refinanced with a xx month IO loan. The loan file contains the VOM from the initial mortgage holder showing the payment was $xx,xxx monthly; however, loan was qualified with a payment of approx $x,xxx. Validation of the $x,xxx payment was not in the loan file. DTI using the $xx,xxx monthly is over xx%.	3/xx/2024: Remains. Provided a Note dated 12/xx/2023 with a Note amount of $51,000 and a yearly interest rate of 0%. It states monthly payments are due starting 2/xx/2024 with a maturity date of 7/xx/2024 with a Rider allowing for an extended maturity date to 1/xx/2025 if needed; however, the monthly payment amount is blank. Provide documentation verifying the monthly payment on this obligation to properly calculate the DTI.
3/xx/2024: Cleared. The payment of $60,000/12 = $5,000 monthly payment. This is a balloon note due on 1/xx/2025.	3/xx/2024: Remains. Provided a Note dated 12/xx/2023 with a Note amount of $51,000 and a yearly interest rate of 0%. It states monthly payments are due starting 2/xx/2024 with a maturity date of 7/xx/2024 with a Rider allowing for an extended maturity date to 1/xx/2025 if needed; however, the monthly payment amount is blank. Provide documentation verifying the monthly payment on this obligation to properly calculate the DTI.
3/xx/2024: Cleared. The payment of $60,000/12 = $5,000 monthly payment. This is a balloon note due on 1/xx/2025.
NWEBSMIFSHB	xx			Compliance	Compliance	Resolved	Resolved	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) Because the loan failed the revised CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on x/xx/xxxx did not reset the baseline: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.			3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.	3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.
NWEBSMIFSHB	xx			Compliance	Compliance	Resolved	Resolved	xx	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on x/xx/xxxx is above the allowable tolerance (x.xxx%/x.xx% (if ARM)). The revised CD issued on x/xx/xxxx had an APR of x.xxx which is an increase from the previous CD issued on x/xx/xx with an APR of x.xxx The APR increased by .xxx which is above the allowable tolerance. The Revised CD issued on x/xx/xxxxx and received on x/xx/xxxx was not received by the borrower at least three business days prior to the Consummation Date, x/xx/xxxx. Without evidence of receipt, it is assumed that the disclosure dated x/xx/xxxx was mailed, and therefore not received by the consumer prior to the consummation date, x/xx/xx If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.			3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.	3/xx/2024 Resolved. The provided documentation is sufficient to cure the violation.
GSXWZ0QIJGM	xx	Compliance	Compliance	Resolved	Resolved	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The increase to the appraisal fee on the LE issued x/xx/xx was not accepted because a valid reason was not provided. The COC in the file does not list the reason for the change. A cost to cure in the amount of $xxx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	3/xx/2024 Remains. The information provided is not sufficient to cure the violation. The COC letter only states the appraisal fee increased; however, it does not state why it did. Per regulation, underestimations, miscalculations, and technical issues are not valid. The increase to the appraisal fee on the LE issued 1/xx/24 was not accepted because a valid reason was not provided. The COC in the file does not list the reason for the change. A cost to cure in the amount of $495.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/xx/2024 Resolved. The change of circumstance provided cures the tolerance violation.	3/xx/2024 Remains. The information provided is not sufficient to cure the violation. The COC letter only states the appraisal fee increased; however, it does not state why it did. Per regulation, underestimations, miscalculations, and technical issues are not valid. The increase to the appraisal fee on the LE issued 1/xx/24 was not accepted because a valid reason was not provided. The COC in the file does not list the reason for the change. A cost to cure in the amount of $495.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/xx/2024 Resolved. The change of circumstance provided cures the tolerance violation.
TKRVZTNKRGW	xx			Compliance	Compliance	Resolved	Resolved	xx	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than xx% test (xx CFR §xxxx.xx(e)(x)(ii)). The increase to the recording fee on the CD issued x/xx/xx was not accepted because a valid reason was not provided. The change resulted in the xx% threshold to go above allowable tolerance. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			3/xx/2024 Resolved. The reason provided is sufficient to cure the violation.	3/xx/2024 Resolved. The reason provided is sufficient to cure the violation.
KXVVJZZTZHB	xx			Credit	Credit	Resolved	Resolved	xx	Credit	* Missing Documentation (Lvl R)	Missing Borrower Identification. Also, per the Patriot Act From in the file (Pg xxx) the Borrower’s Driver’s License was set to expire xx/xx/xxxx, prior to the subject closing date xx/xx/xxxx.			3/xx/224: Cleared. received copy of borrowers drivers license that expires 10/xx/2025.	3/xx/224: Cleared. received copy of borrowers drivers license that expires 10/xx/2025.
0KD3VRRFTNF	xx			Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)	The post close AVM by xx did not meet the xx% confidence score required by FITCH. The confidence score is xx%.
HLM3IWPB20J	xx			Valuation	Data Edit	Active	2: Acceptable with Warnings	xx	Per Appr prop in flood zone but flood certs = no	* Per Appr prop in flood zone but flood certs = no (Lvl 2)	Per the appraisal on page xxx, the subject is in a flood zone; however, the flood cert on page xxx indicate the subject is not in a flood zone.
2DOV4AE5CW0	xx			Credit	Credit	Resolved	Resolved	xx	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The initial xxxx is missing from the loan file. The defect can be resolved by providing the missing document.			3/xx/2024: Cleared. The initial application electronically signed on 8/xx/2023 received.	3/xx/2024: Cleared. The initial application electronically signed on 8/xx/2023 received.
HYJDEGEYTWS	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	The post close AVM value $xxx,xxx.xx did not support the value. The variance is xx.xxx%.
HYJDEGEYTWS	xx			Compliance	Compliance	Active	2: Acceptable with Warnings	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The increase to the following fees on xx/xx/xx was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).			3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).	3/xx/2024 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured no later than 60 days after consummation, violation is an EV2 (B-minor).
HYJDEGEYTWS	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraised value within xx% tolerance.
HYJDEGEYTWS	xx			Valuation	VW	Resolved	Resolved	xx	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)	The post close AVM confident score of xx% did not meet the required xx% by FITCH.
IYLESGMLBB0	xx			Credit	Credit	Resolved	Resolved	xx	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The borrowers’ primary home is located at xxxx, GA. The xxxx p.xxx shows the breakdown of the monthly payment for the primary as mortgage payment of $x,xxx.xx with HOA fee of $xxx. The primary mortgage statement p.xxxx shows escrowed. The loan file is missing documentation to verify the $xxx HOA fee.			3/xx/2024: Cleared. Received verification that the HOA on xx GA is $313 monthly.	3/xx/2024: Cleared. Received verification that the HOA on xx GA is $313 monthly.
IYLESGMLBB0	xx			Valuation	ValuationWaterfall	Resolved	Resolved	xx	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within xx%. The UCDP score is x p.xxx
FO41C0OSRLB	xx	Compliance	Compliance	Resolved	Resolved	xx	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The increase to the following fees on x/xx/xxxx was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $xx.xx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	3/xx/2024 Remains. The reason provided (appraisal fee increased over quote) is not valid. The regulation does not allow for underestimations, miscalculations, or technical issues. The increase to appraisal fee on 1/xx/2024 was not accepted because a valid reason was not provided A cost to cure in the amount of $65.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Remains. The change of circumstance does not clear the violation as the change took place on the disclosure on 1/xx/2024 and the change of disclosure provided is dated 1/xx/2024.
4/xx/2024 Resolved. The information provided is sufficient to cure the violation.	3/xx/2024 Remains. The reason provided (appraisal fee increased over quote) is not valid. The regulation does not allow for underestimations, miscalculations, or technical issues. The increase to appraisal fee on 1/xx/2024 was not accepted because a valid reason was not provided A cost to cure in the amount of $65.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
3/xx/2024 Remains. The change of circumstance does not clear the violation as the change took place on the disclosure on 1/xx/2024 and the change of disclosure provided is dated 1/xx/2024.
4/xx/2024 Resolved. The information provided is sufficient to cure the violation.
RDJQACSRPSF	xx			Credit	Underwriting	Resolved	Resolved	xx	Income	* Income documentation is incomplete (Lvl R)	The loan was qualified with $x,xxx.xx in Co-Borrower income. The file did not contain income documentation for the Co-Borrower.			3/xx/2024: Cleared. received 2022 S Corp returns with K1's verifying income for the borrower.	3/xx/2024: Cleared. received 2022 S Corp returns with K1's verifying income for the borrower.